Acquisitions and other transactions (Details) shares in Millions, $ in Millions, $ in Millions				6 Months Ended
	Apr. 16, 2021 USD ($) shares	Mar. 30, 2021 USD ($)	Mar. 08, 2021 USD ($) oz	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 30, 2021 AUD ($)	Dec. 31, 2020 USD ($)
Vale Royalty Debentures - Brazil
Acquisitions
Number of debentures acquired | shares	57
Consideration transferred	$ 538.0
Sgula Royalty - Cte d'Ivoire
Acquisitions
Consideration transferred		$ 15.2				$ 20.0
Percentage of NSR		1.20%
Option to buy back of NSR (as a percent)		50.00%				50.00%
Period to buy back of NSR		three years
Condestable Gold and Silver Stream Acquisition, Peru
Acquisitions
Consideration transferred			$ 165.0
Receive of refined gold quarterly as percentage of production from stream area | oz			8,760
Receive of refined silver quarterly as percentage of production from stream area | oz			291,000
Gold Purchase Price Upon Delivery Initial			20.00%
Amount of one time special delivery			$ 118.8
Deliveries of ounces of refined gold threshold | oz			43,800
Deliveries of refined silver threshold ounces | oz			1,455,000
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Acquisitions
Refined gold will receive as percentage of production from stream area			63.00%
Refined silver will receive as percentage of production from stream area			63.00%
Deliveries of ounces of refined gold threshold | oz			87,600
Deliveries of refined silver threshold ounces | oz			2,910,000
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream
Acquisitions
Silver Purchase Price Upon Delivery Initial			20.00%
Refined gold delivery as percentage of production from stream area			25.00%
Refined silver delivery as percentage of production from stream area			25.00%
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made				$ 4.1	$ 19.3
Cumulative investment in royalty acquisition venture				410.1
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Total cumulative investment				109.9
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accrued liabilities
Acquisitions
Contributions disbursed				$ 1.4			$ 10.2